Subordinated liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019		Jan. 01, 2019	[1]
Subordinated liabilities
Dated loan capital	£ 8,530	£ 7,775
Undated loan capital	1,287	2,058
Preference shares	145	146
Total subordinated liabilities	£ 9,962	£ 9,979	[1]	£ 10,535

[1]	2019 data has been retrospectively revised to reflect reclassification of balances held with central banks. Refer to Accounting policies Note 1 for further details.